Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

(in millions)	2019	2018
Supplemental Executive Retirement Plan	$145	$143
Renewable Energy Credits (Note 9 (vii))	99	88
Equity investment - Belize Electricity	71	76
Employee future benefits (Note 26)	63	27
Operating leases (Note 16)	46	—
Other investments	43	34
Deferred compensation plan	30	26
Equity Investment - Wataynikaneyap Partnership	12	43
Other (1)	111	115
	$620	$552

(1)	Includes the fair value of derivatives (Note 28)